UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Venor Capital Management LP

Address:   7 Times Square Tower, Suite 3505
           New York, NY 10036


Form 13F File Number: 028-12495


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   David Zemel
Title:  Chief Financial Officer
Phone:  212-703-2100

Signature,  Place,  and  Date  of  Signing:

/s/ David Zemel                    New York, New York                 5/15/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              11

Form 13F Information Table Value Total:  $      243,305
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

        COLUMN 1             COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                    VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AMERICAN INTL GROUP INC   COM NEW        026874784   22,011   567,281 SH       SOLE                  567,281      0    0
CHENIERE ENERGY INC       COM NEW        16411R208   17,477   624,191 SH       SOLE                  624,191      0    0
CHIMERA INVT CORP         COM            16934Q109   11,292 3,517,911 SH       SOLE                3,517,911      0    0
DYNEGY INC NEW DEL        COM            26817R108   35,928 1,497,630 SH       SOLE                1,497,630      0    0
GRAPHIC PACKAGING HLDG CO COM            388689101    9,293 1,240,744 SH       SOLE                1,240,744      0    0
HESS CORP                 COM            42809H107   27,535   384,618 SH       SOLE                  384,618      0    0
NRG ENERGY INC            COM NEW        629377508    7,060   266,622 SH       SOLE                  266,622      0    0
NRG ENERGY INC            COM NEW        629377508   56,225 2,123,300 SH  CALL SOLE                2,123,300      0    0
SILVER BAY RLTY TR CORP   COM            82735Q102   22,737 1,098,412 SH       SOLE                1,098,412      0    0
ASSURED GUARANTY LTD      COM            G0585R106   10,278   498,732 SH       SOLE                  498,732      0    0
ASSURED GUARANTY LTD      COM            G0585R106   23,469 1,138,700 SH  CALL SOLE                1,138,700      0    0


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